PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 4 — PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31, 2024	March 31, 2023
Prepaid expenses (1)	$50,517	$43,252
Other current asset	1,852	27
Total	$52,369	$43,279

(1)	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.